Assumptions Used in Black-Scholes Model (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value	$ 1.17	$ 3.26	$ 1.86
Dividend yield
Expected volatility	100.30%	86.00%	80.00%
Risk-free interest rate	2.00%	0.57%	0.87%
Expected life of options		5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	6 years 3 months